INVESTMENTS (Details) - EBP 006 - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Net appreciation in fair value of investments		$ 241,065,567
Contributions	$ 14,783,962
Benefits paid directly to participants		206,513,464
Net Increase in Bank common stock		212,778,312
Beginning of year		1,885,575,832
End of year		2,098,354,144	$ 1,885,575,832
Zions Bancorporation, N.A. common stock
EBP, Nonparticipant-Directed Investment [Line Items]
Net appreciation in fair value of investments		27,684,084	75,700,676
Dividends		11,315,470	11,406,891
Interest on loans		130,488	119,149
Contributions		18,093,058	19,856,181
Net transfers to other investments		(20,115,784)	(35,548,957)
Benefits paid directly to participants		28,054,577	30,808,795
Net Increase in Bank common stock		9,052,739	40,725,145
Beginning of year		357,846,882	317,121,737
End of year		$ 366,899,621	$ 357,846,882